Convertible Debentures (Details) - Schedule of potential future shares to be issued on conversion of notes - Gryphon Digital Mining, Inc. [Member]	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Convertible Debentures (Details) - Schedule of potential future shares to be issued on conversion of notes [Line Items]
Principal	$ 9,079,000
Interest	202,000
Total	$ 9,281,000
Conversion price per share (in Dollars per share) | $ / shares	$ 13.61
Potential future share (in Shares) | shares	681,925